(36) RELEVANT FACT AND EVENTS AFTER THE REPORTING PERIOD (Details) - Non-convertible debentures [Member] - Issued in January 2018 [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$) shares
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Issue	9th issue - single series
Quantity issued | shares	1,380,000
Amount | R$	R$ 1,380,000
Maturity	January 2021
Interest	Semiannual
Utilization	Working capital improvement
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Issue	9th issue - single series
Quantity issued | shares	215,000
Amount | R$	R$ 215,000
Maturity	January 2021
Interest	Semiannual
Utilization	Working capital improvement
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Issue	9th issue - single series
Quantity issued | shares	220,000
Amount | R$	R$ 220,000
Maturity	January 2021
Interest	Semiannual
Utilization	Working capital improvement
Companhia Luz e Forca Santa Cruz ("CPFL Santa Cruz") [Member]
Statement Line Items [Line Items]
Issue	2nd issue - single series
Quantity issued | shares	190,000
Amount | R$	R$ 190,000
Maturity	January 2021
Interest	Semiannual
Utilization	Working capital improvement
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Issue	10th issue - single series
Quantity issued | shares	190,000
Amount | R$	R$ 190,000
Maturity	December 2018
Interest	Semiannual
Utilization	Working capital improvement
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
Statement Line Items [Line Items]
Issue	4th issue - single series
Quantity issued | shares	115,000
Amount | R$	R$ 115,000
Maturity	January 2019
Interest	Semiannual
Utilization	Working capital improvement
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Issue	6th issue - single series
Quantity issued | shares	520,000
Amount | R$	R$ 300,000
Maturity	December 2020
Interest	Semiannual
Utilization	Working capital improvement